1. DESCRIPTION OF BUSINESS (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) Numnber	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
DescriptionOfBusinessLineItems [Line Items]
Number of operating activities | Numnber	5
Investments on mining	R$ 3,535,906	R$ 3,482,974	R$ 5,630,613
Self-sufficient installed capacity | Numnber	9,000
Repayments of borrowings	R$ 6,448,658	R$ 11,775,093	R$ 5,019,978
Description of production process	As a pioneer in the use of technologies that result in the possibility of stacking the tailings generated in the iron ore production process, the Company has had its iron ore production since January 2020, 100% independent of tailings dams. After significant investments in recent years to raise the level of reliability, mischaracterization and dry stacking, the Company has moved on to a scenario in which 100% of its waste goes through a dry filtration process and is disposed of in geotechnically controlled batteries, areas exclusively destined for stacking. Approximately R$250 million was invested in the two tailings filtration plants that have a combined total filtration capacity of 9 million tons per year.
Borrowings, maturity	within a period of 12 months
Liquidity	R$ 4,155,000
Events After Reporting Period [member]
DescriptionOfBusinessLineItems [Line Items]
Amortization of loans and financing	4,200,000
Repayments of borrowings	8,400,000
Mining Property [member]
DescriptionOfBusinessLineItems [Line Items]
Investments on mining	R$ 250,000
Cement [member]
DescriptionOfBusinessLineItems [Line Items]
Self-sufficient installed capacity | Numnber	4,700